Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Capitalization of Interest

	2013	2012
Interest capitalized on non-regulated property	$669	$1,036
AFUDC capitalized on regulated property:
Allowance for borrowed funds	1,055	628
Allowance for equity funds	1,786	1,108
Total	$3,510	$2,772

Estimated Useful Lives of Depreciable Assets
The range of estimated useful lives and the weighted average useful lives are summarized below:

	Range of useful lives		Weighted average useful lives
	2013	2012	2013	2012
Generation
Renewable	3 – 60	3 – 60	35	32
Thermal	3 – 40	3 – 40	24	23
Distribution
Gas	5 – 80	5 – 80	38	38
Electrical	8 – 75	8 – 75	41	42
Water & wastewater	5 – 50	5 – 50	39	25
Equipment	5 – 50	5 – 50	24	21